Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity

25 Equity

Equity attributable to equity holders of Eni

(€ million)	December 31, 2020	December 31, 2019
Share capital	4,005	4,005
Retained earnings	34,043	35,894
Cumulative currency translation differences	3,895	7,209
Other reserves and equity instruments:
- Perpetual subordinated bonds	3,000
- Legal reserve	959	959
- Reserve for treasury shares	581	981
- Reserve for OCI on cash flow hedging derivatives net of the tax effect	(5)	(465)
- Reserve for OCI on defined benefit plans net of tax effect	(165)	(173)
- Reserve for OCI on equity-accounted investments	92	60
- Reserve for OCI on other investments valued at fair value	36	12
- Other reserves	190	190
Treasury shares	(581)	(981)
Net profit (loss) for the year	(8,635)	148
	37,415	47,839

Share capital

As of December 31, 2020, the parent company’s issued share capital consisted of €4,005,358,876 (same amount as of December 31, 2019) represented by 3,605,594,848 ordinary shares without nominal value (3,634,185,330 at December 31, 2019).

On May 13, 2020, Eni’s Shareholders’ Meeting declared: (i) to distribute a dividend of €0.43 per share, with the exclusion of treasury shares held at the ex-dividend date, in full settlement of the 2019 dividend of €0.86 per share, of which €0.43 per share paid as interim dividend. The balance was paid on May 20, 2020, to shareholders on the register on May 18, 2020, record date on May 19, 2020; (ii) to cancel 28,590,482 treasury shares without nominal value maintaining unchanged the share capital and reducing the related reserve for an amount of €399,999,994.58, equal to the carrying value of the shares cancelled.

Retained earnings

Retained earnings include the interim dividend distribution effect for 2020 amounting to €429 million corresponding to €0.12 per share, as resolved by the Board of Directors on September 15, 2020, in accordance with Article 2433-bis, paragraph 5 of the Italian Civil Code; the dividend was paid on September 23, 2020.

Cumulative foreign currency translation differences

The cumulative foreign currency translation differences arose from the translation of financial statements denominated in currencies other than euro.

Perpetual subordinated hybrid bonds

Eni issued two euro-denominated perpetual subordinated hybrid bonds for an aggregate nominal amount of €3 billion; issuing costs amounted to €25 million.

The hybrid bonds are governed by English law and are traded on the regulated market of the Luxembourg Stock Exchange.

The key characteristics of the two bonds are: (i) an issue of €1.5 billion perpetual 5.25-year subordinated non-call hybrid notes with a re-offer price of 99.403% and an annual fixed coupon of 2.625% until the first reset date of January 13, 2026. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 316.7 basis points, increased by an additional 25 basis points as from January 13, 2031 and a subsequent increase of additional 75 basis points as from January 13, 2046; (ii) an issue of €1.5 billion perpetual 9-year subordinated non-call hybrid notes with a re-offer price of 100% and an annual fixed coupon of 3.375% until the first reset date of October 13, 2029. As from such date, unless it has been redeemed in whole on or before the first reset date, which is the last day for the first optional redemption, the bond will bear interest per annum determined according to the relevant 5-year Euro Mid Swap rate plus an initial spread of 364.1 basis points, increased by additional 25 basis points as from October 13, 2034 and a subsequent increase of additional 75 basis points as from October 13, 2049.

Legal reserve

This reserve represents earnings restricted from the payment of dividends pursuant to Article 2430 of the Italian Civil Code. The legal reserve has reached the maximum amount required by the Italian Law.

Reserve for treasury shares

The reserve for treasury shares represents the reserve that was established in previous reporting periods to repurchase the Company shares in accordance with resolutions at Eni's Shareholders' Meetings.

Reserves for Other Comprehensive Income

	Reserve for OCI on cash flow hedge			Reserve for OCI on
	derivatives			defined benefit plans*			Reserve for	Reserve for
		Deferred			Deferred		OCI equity-	OCI on
	Gross	tax	Net	Gross	tax	Net	accounted	Investments
(€ million)	reserve	liabilities	reserve	reserve	liabilities	reserve	investments	fair value
Reserve as of December 31, 2019	(656)	191	(465)	(190)	17	(173)	60	12
Changes of the year	(280)	81	(199)	(16)	25	9	32	24
Foreign currency translation differences				(6)	5	(1)
Reversal to inventories adjustments	(12)	3	(9)
Reclassification adjustments	941	(273)	668
Reserve as of December 31, 2020	(7)	2	(5)	(212)	47	(165)	92	36

Reserve as of December 31, 2018	(13)	4	(9)	(143)	13	(130)	66	15
Changes of the year	(1,418)	411	(1,007)	(49)	5	(44)	(6)	(3)
Foreign currency translation differences				(3)		(3)
Change in scope of consolidation				5	(1)	4
Reversal to inventories adjustments	36	(10)	26
Reclassification adjustments	739	(214)	525
Reserve as of December 31, 2019	(656)	191	(465)	(190)	17	(173)	60	12

* OCI for defined benefit plans at December 31, 2020 includes €7 million relating to equity-accounted investments (€7 million at December 31, 2019)

Other reserves

Other reserves related to a reserve of €127 million representing the increase in equity attributable to Eni associated with a business combination under common control, whereby the parent company Eni SpA divested its subsidiaries.

Treasury shares

A total of 33,045,197 of Eni's ordinary shares (61,635,679 at December 31, 2019) were held in treasury for a total cost of €581 million (€981 million at December 31, 2019).

On May 13, 2020, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2020-2022 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 20 million of treasury shares in service of the Plan.

Distributable reserves

As of December 31, 2020, equity attributable to Eni included distributable reserves of approximately €30  billion.

Reconciliation of net profit and equity attributable to Eni of the parent company Eni SpA to consolidated net profit and equity attributable to Eni

			Shareholders’ equity
	Net profit		December 31,	December 31,
(€ million)	2020	2019	2020	2019
As recorded in Eni SpA’s Financial Statements	1,607	2,978	44,707	41,636
Excess of net equity stated in the separate accounts of consolidated subsidiaries over the corresponding carrying amounts of the parent company	(10,660)	(2,800)	(8,839)	5,211
Consolidation adjustments:
- difference between purchase cost and underlying carrying amounts of net equity	(6)	(6)	193	202
- adjustments to comply with Group accounting policies	264	(348)	2,086	1,424
- elimination of unrealized intercompany profits	88	(74)	(478)	(593)
- deferred taxation	79	405	(176)	20
	(8,628)	155	37,493	47,900
Non-controlling interest	(7)	(7)	(78)	(61)
As recorded in Consolidated Financial Statements	(8,635)	148	37,415	47,839